Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 86,877	$ 172,229
Work in progress	11,663	32,835
Finished goods	96,895	117,519
Inventories, gross	195,435	322,583
Obsolescence reserve	(33,645)	(39,885)	$ (26,911)	$ (17,402)
Inventories, net	$ 161,790	$ 282,698